Supplemental Cash Flow Disclosure (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Interest paid	$ 168,924	$ 228,224	$ 310,217
Fair value of common shares issued & issuable for services	133,826	240,340	255,360
Fair value of common shares issued as settlement of debt			$ 121,587
Fair value of common shares issued to Golden Harvests	109,564
Conversion of notes payable to common units			$ 1,342,400
Fair value of common shares issued to Golden Harvests creditor	36,310
Right-of-use assets acquired through leases	2,642,588	68,035	62,516
Conversion of debenture into common shares	916,290	112,863
Derivative liability recognized as contributed surplus upon debenture conversion	$ 1,833,731